Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Jul. 29, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GateHouse Media, Inc.
Trading Symbol	GHSE
Entity Central Index Key	0001368900
Document Type	8-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-29
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 1,742,311
Entity Common Stock Shares Outstanding		58,077,031